Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004009
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Investor Class
Trading Symbol	PREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 6,279,722,000
Holdings Count | Holding	476
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159127
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 6,279,722,000
Holdings Count | Holding	476
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159128
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	I Class
Trading Symbol	PRXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 6,279,722,000
Holdings Count | Holding	476
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219336
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Z Class
Trading Symbol	TREZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 6,279,722,000
Holdings Count | Holding	476
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.4%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless